COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 16 - COMMITMENTS AND CONTINGENCIES	The Company does not have any significant or long term commitments. The Company is not currently subject to any litigation.	The Company does not have any significant or long term commitments. The Company is not currently subject to any litigation.